Nature of Operations	12 Months Ended
Dec. 31, 2025
Nature of Operations [Abstract]
NATURE OF OPERATIONS

NOTE 1: NATURE OF OPERATIONS

INX Limited (the “Company” or “INX”) was incorporated under the Gibraltar Companies Act on November 27, 2017, with registered office at 57/63 Line Wall Road, Gibraltar GX11 1AA, Gibraltar. The Company is wholly owned by The INX Digital Company Inc., a company incorporated under the provincial Business Corporations Act in British Columbia, Canada, with publicly listed shares on Cboe Canada under the symbol INXD and The OTCQB Venture Market under the symbol INXDF until November 2025.

On April 3, 2025, The INX Digital Company Inc., announced that it had entered into an arrangement agreement dated April 3, 2025 (the “Arrangement Agreement”) with OpenDeal Inc. (d/b/a Republic) (“Republic”) in connection with a transaction (the “Arrangement”) that valued The INX Digital Company Inc.’s equity at up to $60,000. The Arrangement Agreement closed on November 10, 2025 (the “Closing”).

Under the terms of the Arrangement Agreement, on Closing, Republic Strategic Acquisition Co LLC, a wholly-owned subsidiary of Republic, acquired all of the issued and outstanding Ordinary shares of The INX Digital Company, Inc., other than those Shares already owned by Republic.

The consolidated financial statements of the Company as of December 31, 2025, and 2024 and for the three years in the period ended December 31, 2025, were authorized for issuance on May 21, 2026, in accordance with a resolution of the board of directors.

Discontinued operation

On August 29, 2024 (“the sale date”), INX entered into a share sale agreement to sell its holdings in I.L.S. Brokers Ltd., a Company incorporated under the laws of the State of Israel (“ILSB”). The transaction was completed on November 29, 2025. The consideration was $4,450 plus ILSB’s equity value as of October 31, 2024. A cash amount equal to 15% of the purchase price was held in escrow for one year, to secure the indemnification and other payment obligations of the Company. The escrow amount was released on January 27, 2026. For further details see note 4.

Nature of Operations

The Company, through its subsidiaries, primarily focuses on providing regulated infrastructure for security token offerings and on-chain Real World Assets (RWAs). The Company operates INX.One, a comprehensive platform that serves as a single point of entry for both primary issuance of regulated security tokens and secondary market trading of these tokens, along with digital assets (cryptocurrencies) trading capabilities. This integrated approach allows the Company to offer a complete solution for tokenization and regulated trading of blockchain-based securities. The Company charges fees at a transaction level. The transaction fee is calculated based on volume and the value of the transaction. The transaction fee is collected from customers at the time the transaction is executed.

The Company operates in the digital asset segment, which includes the development and operation of integrated, regulated solutions for trading of blockchain assets, and providing services for products utilizing blockchain technology.

Until November 24, 2024, the Company also operated in the brokerage segment through ILSB, which facilitated financial transactions between financial institutions and offered a full range of brokerage services to several leading banking institutions. Following the sale agreement signed on August 29, 2024, this segment was sold on November 29, 2024. The segment’s results until the sale date are presented as net income from discontinued operation in the statement of comprehensive income. For further information see note 4.

INX Token

As part of the Company’s blockchain ecosystem, INX created the INX Token (the “INX Token”), and on August 20, 2020, the U.S Securities and Exchange Commission (the “SEC”) acknowledged the effectiveness of the F-1 Registration Statement that was filed by INX with the SEC and declared the effectiveness of the initial public offering of INX Tokens (“The INX Token Offering” or “the Offering”) pursuant to which INX offered up to 130 million INX Tokens at a price of $0.90 per INX Token.

The INX Token was offered to the public on August 24, 2020, and closed on April 22, 2021, when the Offering was completed.

In July 2021, INX listed the INX Token for trading on the trading platform for “digital securities,” i.e., digital assets that constitute securities under the applicable law, operated through INX’s subsidiary, INX Securities, LLC (formerly the “INX Securities Trading Platform”, rebranded as INX.One in 2022).

INX has not allocated for issuance and does not intend to issue 35 million of the 200 million INX Tokens that have been created. These tokens may be used to fund acquisitions, address regulatory requirements or fund the operations of INX if the Board of Directors of INX determines that INX has net cash balances sufficient to fund less than nine months of its operations. INX intends to restrict issuances of the reserved INX Tokens to these or similar extraordinary situations to limit dilution to INX Token holders. In addition, INX maintains 29.4 million INX Tokens in its treasury. As of December 31, 2025, the Company held approximately 57.9 million INX Tokens in aggregate.

Following an amendment to the INX Token rights which was approved by the Board of Directors of the Company on May 17, 2019 (the “Token Rights Amendment”), the holders of INX Tokens (other than INX) are entitled to receive a pro rata distribution of 40% of INX’s net cash flow from operating activities, excluding any cash proceeds from an initial sale by INX of an INX Token (the “Adjusted Operating Cash Flow”). The distribution is based on INX’s cumulative Adjusted Operating Cash Flow, net of cash flows which have already formed a basis for a prior distribution, calculated as of December 31 of each year. The distribution is to be paid to parties (other than INX) holding INX Tokens as of March 31 of the following year on April 30th, commencing with the first distribution to be paid, if at all. As of December 31, 2025, the INX cumulative adjusted operating cash flow activity was negative, and therefore no distribution was paid on April 30, 2026.

Holders of INX Tokens are also entitled, at a minimum, to a 10% discount on the payment of transaction fees on the INX.One Trading Platform.

Following the Arrangement and as part of the transfer of ownership of INX, INX was obliged to distribute after Closing all of the cash and investments in the Reserve Fund in the amount of $34,325 to INX Token holders. As of December 31, 2025, $3,120 remained in INX’s Reserve Fund pending distribution to eligible Token holders. Following completion of such pending distributions, the Reserve Fund shall have been fully distributed, and no assets will remain therein. For further information, see Note 5.

Subsequent to the reporting date, the Company distributed an additional amount of $199 to eligible Token holders

On February 15, 2026, subsequent to the reporting date, INX Token was delisted from trading on INX.One. All existing INX Token rights remain unchanged. See Note 22a for further information.

Organizational Structure

The Company operates through the following wholly owned subsidiaries:

●	INX Digital, Inc. (“INXD”), a Delaware corporation, is registered in 49 US states plus Washington D.C. and Puerto Rico as a money transmitter to operate a trading platform for digital assets. INXD launched a digital asset trading platform on April 29, 2021, which was developed by INX and is operated by INXD. Select digital assets are supported for trading on the INXD platform, such as (identified by symbol): AVAXC, BTC, DOT, ETH, LTC, POL, PYUSD, SOL, TCS, USDC, USDT, XRP.
●	INX Securities, LLC (Previously named: Openfinance Securities, LLC) (“INXS”), a Pennsylvania limited liability company. INXS is recognized in the US as a SEC registered Broker Dealer and is an SEC registered Alternative Trading System (“ATS”). INXS was purchased by INX on May 10, 2021, as part of the Asset Purchase Agreement with Openfinance Holdings, Inc. and certain subsidiaries of Openfinance Holdings, Inc., dated January 12, 2021. After closing on the acquisition, the company’s name was changed from Openfinance Securities, LLC to INX Securities, LLC. INXS offers investment in secondary market trading of security tokens previously registered with the SEC or offered under an applicable SEC exemption or a valid overseas exemption.

●	Midgard Technologies Ltd. (“Midgard”) is a company incorporated under the laws of the State of Israel. Midgard had served as the research and development arm of INX since November 1, 2020, and was acquired on April 1, 2021. Midgard provides software development, marketing and operations services for the group and holds certain intellectual property.

●	INX Transfer Agent LLC (previously named TokenSoft LLC) (“INX Transfer Agent”), is a Delaware limited liability company. INX Transfer Agent is a transfer agent registered with the SEC and was acquired by INX pursuant to a purchase agreement dated December 28, 2021, for nominal consideration.

●	INX Solutions Limited (“INX Solutions”) was incorporated by INX in Gibraltar as a private company limited by shares. INX Solutions provided liquidity and risk management services to the group through the end of 2023.

The following subsidiaries are currently dormant:

●	INX Digital Assets UK Limited (Previously named: ILSB UK Limited) (“INX UK”), a company incorporated under the laws of England and Wales. INX acquired all issued and outstanding shares of INX UK on July 13, 2021, from Mr. James Crossley, former board member of INX, in consideration for an inconsequential amount of cash.

●	INX Global EU Ltd. (“INX GlobalEU”), a company incorporated under the laws of Cyprus. INX Services, Inc., a Delaware corporation.

Going Concern

The consolidated financial statements have been prepared on a going concern basis which contemplates the realization of assets and the settlement of liabilities in the normal course of business. The Company has limited working capital, has incurred losses since its inception, has negative cash flows from operating activities, and has not yet generated material revenues from the sale of its products or services.

During the year ended December 31, 2025, the Company funded operations primarily through financing and intercompany arrangements. The ability of the Company to continue as a going concern is dependent on the Company generating cash from its operations, and/or obtaining debt financing. There can be no assurance the Company will be successful in these efforts.

These factors create substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concern.